Total revenues and other income (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Schedule of revenues from contracts with customers and other revenues

Revenues from contracts with customers and other revenues
(in USD million)	Note	2024	2023	2022

Crude oil		58,249	56,861	58,524

Natural gas		22,192	26,386	65,232
- European gas		18,133	23,174	58,239
- North American gas		1,044	1,111	2,884
- Other incl LNG		3,015	2,102	4,109

Refined products		9,242	10,083	11,093
Natural gas liquids		7,751	8,345	9,240
Power1)		1,882	2,223	3,953
Transportation		1,334	1,425	1,470
Other sales1)		649	809	748

Total revenues from contracts with customers		101,298	106,132	150,262

Taxes paid in-kind		300	342	412
Physically settled commodity derivatives		284	1,331	(2,534)
Gain/(loss) on commodity derivatives		180	(1,041)	739
Change in fair value of trading inventory		148	(334)	(194)
Other revenues		292	418	319
Total other revenues		1,204	716	(1,258)

Revenues		102,502	106,848	149,004

Net income/(loss) from equity accounted investments	15	49	(1)	620
Other income	6	1,223	327	1,182

Total revenues and other income		103,774	107,174	150,806
1) As from 2024, the line item Power has been disaggregated from the line item Other sales. 2023 and 2022 figures have been disaggregated accordingly.